SCHEDULE OF TAXES PAYABLE (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Taxes Payable
VAT	¥ 1,902	¥ 436
Income tax	40	93
Property tax
Other	51	53
Taxes payable	¥ 1,993	¥ 582